Related Party Transactions (Detail Textuals 2) ¥ in Millions		1 Months Ended			12 Months Ended
		Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Sep. 19, 2016 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2017 CNY (¥)
Related Party Transaction [Line Items]
Acquisition of MYP and WAG					$ 76,930
Goodwill	[1]				$ 6,648,911
Sun Video Group HK Limited | M.Y. Products LLC
Related Party Transaction [Line Items]
Percentage of ownership of shares to be purchase				51.00%
Acquisition of MYP and WAG				$ 50,000,000
Cash consideration for exchange				800,000
Good faith deposit amount				$ 800,000
BT Capital Global Limited | BT SPA
Related Party Transaction [Line Items]
Proceeds from sale of core assets		$ 14,750,000	¥ 100
Minimum percentage of total consideration to be paid in cash		20.00%				20.00%
Average daily trading value		$ 146,000
Cash consideration		$ 2,950,000
Topgame
Related Party Transaction [Line Items]
Percentage of equity ownership		13.00%				13.00%
Cash consideration | ¥						¥ 100
Pantaflix JV
Related Party Transaction [Line Items]
Percentage of equity ownership		25.00%				25.00%
Cash consideration | ¥						¥ 100
Zhong Hai Shi Xun Media
Related Party Transaction [Line Items]
Percentage of equity ownership		80.00%				80.00%
Goodwill		$ 6,600,000
Cash consideration		$ 0

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")